Contracts with Customers (Details) - USD ($)		6 Months Ended		12 Months Ended
	Jan. 14, 2019	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018
Revenue from Contract with Customer [Abstract]
Proceeds from License Fees Received	$ 5,000,000	$ 5,000,000
Contract With Customer, Term	7 years
Subsequent Licensing Fee Payment	$ 3,000,000
Deferred Revenue, Revenue Recognized		178,571	$ 357,143
Deferred Revenue		$ 4,655,832		$ 18,895
Revenue from Contract with Customer, Including Assessed Tax				$ 61,000